CONSTRUCTION IN PROGRESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Construction In Progress [Abstract]
Schedule Of Construction In progress [Table Text Block]
	September 30, 2014	December 31, 2013
Construction in progress
- Office, warehouse and organic fertilizer plant in HSA	$16,867,188	$22,761,164
- Organic fertilizer and bread grass production plant
and office building	18,009,803	8,600,187
- Oven room, road for production of dried flowers	276,288	-
- Rangeland for beef cattle and office building	30,690,295	26,054,582
- Fish pond	1,844,454	1,718,799
- Beef and seafood distribution center	1,400,609	-
	$69,088,637	$59,134,732

	2013	2012

Construction in progress
- Oven room for production of dried flowers	$-	$828,905
- Office, warehouse and organic fertilizer plant in HSA	22,761,164	10,450,518
- Organic fertilizer and bread grass production plant and office building	8,600,187	7,921,105
- Rangeland for beef cattle and office building	26,054,582	5,291,982
- Fish pond	1,718,799	-
	$59,134,732	$24,492,510